Contributions (Details) - EBP PMI DPSP	12 Months Ended
Dec. 31, 2025
EBP, Contribution [Line Items]
Employer contribution, grandfathered annual business rating contribution to eligible compensation, percentage	15.00%
Employer contribution, discretionary global entity score contribution to eligible compensation, percentage	5.00%
Employer contribution, participant compensation matched, percentage	6.00%
Participant contribution, automatic, deferral rate	5.00%
Participant contribution, compensation limitation, percentage	75.00%
Employer contribution, period following change of control	2 years
Employer contribution, change of control, participant annual compensation, percentage	10.00%
Minimum
EBP, Contribution [Line Items]
Employer contribution, grandfathered annual business rating contribution to eligible compensation, percentage	7.00%
Employer contribution, discretionary global entity score contribution to eligible compensation, percentage	0.00%
Maximum
EBP, Contribution [Line Items]
Employer contribution, grandfathered annual business rating contribution to eligible compensation, percentage	15.00%
Employer contribution, discretionary global entity score contribution to eligible compensation, percentage	5.00%